Income Taxes - Classification of deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes [Abstract]
Deferred tax assets	$ 188	$ 241
Deferred tax liabilities	(25)	(6)
Net deferred tax assets	$ 163	$ 235	$ 266